SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair value
Property and equipment, impairment loss	¥ 6	¥ 56
Operating lease right-of-use assets, impairment loss	¥ 23	33
Intangible assets, impairment loss		¥ 391
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Long-term investment, impairment loss		¥ 30
Assets held for sale, impairment loss	¥ 9	27
Short term investments
Equity securities with readily determinable fair values	67	81
Long term investments
Available-for-sale debt securities	235	230
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short term investments
Equity securities with readily determinable fair values	67	81
Long term investments
Employee benefit plan assets	5	5
Recurring basis | Significant Unobservable Inputs (Level 3)
Long term investments
Available-for-sale debt securities	235	230
Non-recurring basis
Fair value
Property and equipment	12	23
Operating lease right-of-use assets	45	21
Intangible assets		2,102
Long-term investment		11
Assets held for sale	888	1,795
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	12	23
Operating lease right-of-use assets	45	21
Intangible assets		2,102
Long-term investment		11
Assets held for sale	¥ 888	¥ 1,795